RELATED PARTY TRANSACTIONS - Additional Information (Details)						1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 23, 2026 USD ($) shares	Jul. 01, 2026 shares	Jun. 23, 2026 CAD ($) $ / shares	Sep. 03, 2025 USD ($)	Aug. 06, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Jul. 10, 2026 $ / shares shares	Mar. 28, 2025 USD ($)
RELATED PARTY TRANSACTIONS
General and administrative							$ 6,362,000	$ 1,739,000		$ 11,840,000	$ 3,879,000			$ 13,372,000	$ 8,607,000
Settlement of related party loans					$ 1,408,000
Convertible promissory note - related party							$ 1,500,000			$ 1,500,000		$ 0	$ 0	$ 0
Notes Payable, Noncurrent, Related Party [Extensible Enumeration]							Related Party [Member]			Related Party [Member]
Subsequent Events
RELATED PARTY TRANSACTIONS
Number of shares called by each warrant | shares																1
Spring Valley Acquisition III
RELATED PARTY TRANSACTIONS
General and administrative							$ 388,314	16,620	$ 16,620	$ 570,497			$ 450,346
Notes Payable, Noncurrent, Related Party [Extensible Enumeration]							Related Party [Member]			Related Party [Member]		Related Party [Member]	Related Party [Member]	Related Party [Member]
Spring Valley Acquisition III | Subsequent Events
RELATED PARTY TRANSACTIONS
Number of shares called by each warrant | shares																1
Sponsor | Unsecured promissory note | Spring Valley Acquisition III
RELATED PARTY TRANSACTIONS
Aggregate principal amount							$ 151,636			$ 151,636		$ 151,636	$ 151,636	$ 151,636			$ 250,000
Outstanding borrowing paid													$ 151,636
Administrative Services Agreement | Sponsor | Spring Valley Acquisition III
RELATED PARTY TRANSACTIONS
General and administrative						$ 120,000		$ 90,000			$ 180,000	$ 120,000
Monthly expenses				$ 30,000
Related Party Loans | Spring Valley Acquisition III
RELATED PARTY TRANSACTIONS
Exercise price | $ / shares												$ 0.09	$ 0.09	$ 0.09
Loans outstanding												$ 0	$ 0	$ 0
Related Party Loans | Maximum | Spring Valley Acquisition III
RELATED PARTY TRANSACTIONS
Settlement of related party loans										1,500,000,000,000			$ 1,500,000
Unsecured promissory note | Sponsor | Spring Valley Acquisition III
RELATED PARTY TRANSACTIONS
Aggregate principal amount																	$ 250,000
Outstanding borrowing paid										$ 151,636
Convertible promissory note with related party | Sponsor | Spring Valley Acquisition III
RELATED PARTY TRANSACTIONS
Conversion Price per Warrant | $ / shares			$ 0.9
Convertible promissory note with related party | Sponsor | Spring Valley Acquisition III | Subsequent Events
RELATED PARTY TRANSACTIONS
Number of warrants issued | shares	1,666,667	1,666,667
Number of shares called by each warrant | shares	1	1
Convertible promissory note with related party | Sponsor | Maximum | Spring Valley Acquisition III
RELATED PARTY TRANSACTIONS
Aggregate principal amount			$ 1,500,000
Convertible promissory note with related party | Sponsor | Maximum | Spring Valley Acquisition III | Subsequent Events
RELATED PARTY TRANSACTIONS
Aggregate principal amount	$ 1,500,000
Convertible promissory note with related party | Sponsor, its Affiliates, or Certain of the Company's Directors and Officers | Spring Valley Acquisition III
RELATED PARTY TRANSACTIONS
Exercise price | $ / shares							$ 0.9			$ 0.9
Convertible promissory note with related party | Sponsor, its Affiliates, or Certain of the Company's Directors and Officers | Spring Valley Acquisition III | Subsequent Events
RELATED PARTY TRANSACTIONS
Exercise price | $ / shares																$ 0.9
Convertible promissory note with related party | Sponsor, its Affiliates, or Certain of the Company's Directors and Officers | Maximum | Spring Valley Acquisition III
RELATED PARTY TRANSACTIONS
Settlement of related party loans										$ 1,500,000